Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Schedule of Loan Agreements

The Company entered into loan agreements with Mr. Fareed Aljawhari. Below are the details of each Loan agreement entered in 2025:

Details		Commission	Repayment Date	Amount AED
1	January 15, 2025 Fareed Aljawhari	0%	within one month After IPO	950,000